LEASES - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating lease cost	$ 4,846	$ 4,956
Short-term lease costs	488	2,189
Amortization of ROU assets	152	247
Interests	92	66
Total lease costs	5,578	7,458
Operating cash flows from operating leases	5,118	4,526
Operating cash flows from financing leases	991	290
Financing cash flows from financing leases	92	66
ROU assets obtained in exchange for new operating lease liabilities	$ 10,261	$ 10,060
Weighted-average remaining operating lease term (in years)	3 years 5 months 19 days	6 years 5 months 12 days
Weighted-average remaining financing lease term (in years)	3 years 8 months 19 days	3 years 7 months 24 days
Weighted-average discount rate, operating leases	4.92%	5.03%
Weighted-average discount rate, financing leases	5.70%	5.44%
Total expenses under operating leases			$ 5,258
Minimum
Remaining lease term of leases	1 year
Maximum
Remaining lease term of leases	5 years